EMPLOYEE BENEFITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFITS
Total contribution	$ 14,220,014	$ 7,803,659	$ 3,672,565
Sichuan ReneSola
EMPLOYEE BENEFITS
Percentage of employer matching contribution of basic salaries	20.00%
Percentage of employer's contribution required by PRC law	17.10%
ReneSola Zhejiang
EMPLOYEE BENEFITS
Percentage of employer matching contribution of basic salaries	14.00%
Percentage of employer's contribution required by PRC law	19.60%
ReneSola Jiangsu
EMPLOYEE BENEFITS
Percentage of employer matching contribution of basic salaries	20.00%
Percentage of employer's contribution required by PRC law	21.50%